UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2018

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
3/31/18 (Unaudited)

COMMON STOCKS (95.6%)(a)
			Shares	Value

Aerospace and defense (0.4%)

Sparton Corp.(NON)			20,400	$355,164

Triumph Group, Inc.			12,100	304,920

				660,084
Air freight and logistics (1.1%)

Atlas Air Worldwide Holdings, Inc.(NON)			14,811	895,325

Hub Group, Inc. Class A,(NON)			16,444	688,181

				1,583,506
Airlines (0.8%)

Controladora Vuela Cia de Aviacion SAB de CV ADR (Mexico)(NON)(S)			60,000	489,000

JetBlue Airways Corp.(NON)			11,200	227,584

Spirit Airlines, Inc.(NON)(S)			13,000	491,140

				1,207,724
Auto components (0.7%)

Cooper Tire & Rubber Co.			5,000	146,500

Motorcar Parts of America, Inc.(NON)			40,090	859,129

				1,005,629
Banks (3.8%)

Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)			5,100	228,888

Berkshire Hills Bancorp, Inc.			10,320	391,644

Blue Hills Bancorp, Inc.			34,425	717,761

Brookline Bancorp, Inc.			18,100	293,220

Clifton Bancorp, Inc.			17,829	279,024

Equity Bancshares, Inc. Class A,(NON)			9,400	368,104

FCB Financial Holdings, Inc. Class A,(NON)			12,700	648,970

First Bancshares, Inc. (The)			15,224	490,974

First Internet Bancorp			14,164	524,068

Flushing Financial Corp.			5,300	142,888

Franklin Financial Network, Inc.(NON)			11,349	369,977

IBERIABANK Corp.			2,100	163,800

TriCo Bancshares			6,156	229,126

Tristate Capital Holdings, Inc.(NON)			8,700	202,275

United Community Banks, Inc./GA			15,200	481,080

				5,531,799
Beverages (0.6%)

Craft Brew Alliance, Inc.(NON)			49,460	919,956

				919,956
Building products (1.1%)

Apogee Enterprises, Inc.			2,400	104,932

Armstrong Flooring, Inc.(NON)			27,104	367,801

Griffon Corp.			19,383	353,740

Insteel Industries, Inc.			9,031	249,527

NCI Building Systems, Inc.(NON)			28,200	499,140

				1,575,140
Capital markets (1.0%)

Legg Mason, Inc.(S)			25,500	1,036,575

Victory Capital Holdings, Inc. Class A,(NON)			30,600	376,380

				1,412,955
Chemicals (4.7%)

Axalta Coating Systems, Ltd.(NON)			73,900	2,231,041

Huntsman Corp.			27,800	813,150

Minerals Technologies, Inc.			22,225	1,487,964

OMNOVA Solutions, Inc.(NON)			4,000	42,518

Valvoline, Inc.			81,902	1,812,491

W.R. Grace & Co.			9,600	587,808

				6,974,972
Commercial services and supplies (2.9%)

ABM Industries, Inc.			10,100	338,148

Black Diamond Group, Ltd. (units) (Canada)			169,991	307,431

Brink's Co. (The)			11,560	824,806

CECO Environmental Corp.			41,027	182,570

Clean Harbors, Inc.(NON)			16,750	817,568

GDI Integrated Facility Services, Inc. (Canada)(NON)			18,796	240,722

Knoll, Inc.			59,207	1,195,389

Matthews International Corp. Class A			7,039	356,173

				4,262,807
Communications equipment (3.4%)

Acacia Communications, Inc.(NON)			2,400	92,483

ADTRAN, Inc.			9,500	147,725

Applied Optoelectronics, Inc.(NON)(S)			14,400	360,864

Ciena Corp.(NON)			49,100	1,271,690

EMCORE Corp.(NON)			75,395	429,752

Finisar Corp.(NON)(S)			13,000	205,530

Mitel Networks Corp. (Canada)(NON)			35,415	328,651

Oclaro, Inc.(NON)			108,700	1,039,172

PC-Tel, Inc.(NON)			10,626	76,295

Quantenna Communications, Inc.(NON)			73,313	1,004,388

				4,956,550
Construction and engineering (3.6%)

Badger Daylighting, Ltd. (Canada)(S)			56,900	1,138,133

Bird Construction, Inc. (Canada)			2,351	15,398

Great Lakes Dredge & Dock Corp.(NON)			94,930	436,678

Layne Christensen Co.(NON)(S)			54,573	814,229

MasTec, Inc.(NON)			8,900	418,745

MYR Group, Inc./DE(NON)			19,703	607,246

Northwest Pipe, Co.(NON)			8,444	146,081

Quanta Services, Inc.(NON)			39,745	1,365,241

Sterling Construction Co., Inc.(NON)			34,253	392,539

				5,334,290
Construction materials (1.9%)

Eagle Materials, Inc.			3,500	360,675

Summit Materials, Inc. Class A			50,030	1,514,908

U.S. Concrete, Inc.(NON)(S)			15,500	936,200

				2,811,783
Consumer finance (0.6%)

OneMain Holdings, Inc.(NON)			31,800	952,092

				952,092
Containers and packaging (1.6%)

Bemis Co., Inc.			53,142	2,312,740

				2,312,740
Diversified financial services (1.1%)

Cannae Holdings, Inc.(NON)			35,090	661,797

Capitol Investment Corp IV (Units)(NON)			73,699	744,360

Easterly Acquisition Corp.(NON)			26,464	269,933

				1,676,090
Electrical equipment (1.6%)

Atkore International Group, Inc.(NON)			17,100	339,435

EnerSys			6,212	430,926

Generac Holdings, Inc.(NON)			9,500	436,145

Powell Industries, Inc.			8,400	225,456

Regal Beloit Corp.			7,708	565,382

Thermon Group Holdings, Inc.(NON)			14,481	324,519

				2,321,863
Electronic equipment, instruments, and components (4.2%)

Avnet, Inc.			42,600	1,778,976

Belden, Inc.			14,004	965,436

Benchmark Electronics, Inc.(NON)			22,600	674,610

Celestica, Inc. (Canada)(NON)			9,900	102,921

Daktronics, Inc.			46,021	405,445

KEMET Corp.(NON)			36,500	661,745

Knowles Corp.(NON)			87,650	1,103,514

Napco Security Technologies, Inc.(NON)			6,244	73,055

Sanmina Corp.(NON)			3,900	101,985

TTM Technologies, Inc.(NON)			18,900	288,981

				6,156,668
Energy equipment and services (2.7%)

Frank's International NV (Netherlands)			18,100	98,283

Helix Energy Solutions Group, Inc.(NON)			17,100	99,009

Key Energy Services, Inc.(NON)			15,292	179,222

Mullen Group, Ltd. (Canada)			25,448	290,953

Nine Energy Service, Inc.(NON)			45,899	1,117,641

Ocean Rig UDW, Inc. Class A, (Cayman Islands)(NON)			19,324	487,545

Patterson-UTI Energy, Inc.			75,541	1,322,723

Petroleum Geo-Services ASA (Norway)(NON)			93,202	294,687

Select Energy Services, Inc. Class A,(NON)			7,300	92,126

				3,982,189
Equity real estate investment trusts (REITs) (3.7%)

DiamondRock Hospitality Co.			41,900	437,436

Gaming and Leisure Properties, Inc.			26,500	886,955

Hersha Hospitality Trust			82,400	1,474,960

Outfront Media, Inc.			20,600	386,044

RLJ Lodging Trust			55,000	1,069,200

STORE Capital Corp.			29,200	724,744

Summit Hotel Properties, Inc.			30,000	408,300

				5,387,639
Food and staples retail (0.6%)

Sprouts Farmers Market, Inc.(NON)(S)			37,974	891,250

				891,250
Food products (2.0%)

Dean Foods Co.			77,400	667,188

Farmer Bros. Co.(NON)			7,200	217,440

Gruma SAB de CV Class B, (Mexico)			33,163	379,787

Hain Celestial Group, Inc. (The)(NON)(S)			40,321	1,293,094

Limoneira Co.			17,046	404,502

				2,962,011
Health-care providers and services (2.3%)

Acadia Healthcare Co., Inc.(NON)(S)			40,400	1,582,872

Brookdale Senior Living, Inc.(NON)			86,900	583,099

Envision Healthcare Corp.(NON)			17,777	683,170

MEDNAX, Inc.(NON)			10,200	567,426

				3,416,567
Hotels, restaurants, and leisure (6.3%)

Bloomin' Brands, Inc.			57,529	1,396,804

Bojangles', Inc.(NON)			34,300	475,055

Caesars Entertainment Corp.(NON)			107,136	1,205,280

Carrols Restaurant Group, Inc.(NON)			63,061	706,283

Dave & Buster's Entertainment, Inc.(NON)(S)			48,555	2,026,686

Del Taco Restaurants, Inc.(NON)			27,400	283,864

El Pollo Loco Holdings, Inc.(NON)			35,800	340,100

Eldorado Resorts, Inc.(NON)(S)			10,900	359,700

ILG, Inc.			24,080	749,129

Papa John's International, Inc.			11,700	670,410

Potbelly Corp.(NON)			4,929	59,394

SeaWorld Entertainment, Inc.(NON)			48,224	715,162

Speedway Motorsports, Inc.			17,000	302,940

				9,290,807
Household durables (0.4%)

Ethan Allen Interiors, Inc.			13,680	313,956

KB Home			7,900	224,755

				538,711
Insurance (1.2%)

Assured Guaranty, Ltd.			46,800	1,694,160

				1,694,160
Internet software and services (0.9%)

Cloudera, Inc.(NON)			4,200	87,749

Hortonworks, Inc.(NON)			62,100	1,264,977

				1,352,726
IT Services (1.2%)

Booz Allen Hamilton Holding Corp.			29,500	1,142,240

Conduent, Inc.(NON)			13,200	246,048

MoneyGram International, Inc.(NON)			47,186	406,743

				1,795,031
Leisure products (1.6%)

American Outdoor Brands Corp.(NON)(S)			23,782	245,430

Clarus Corp.(NON)			97,623	658,955

Mattel, Inc.(S)			28,219	371,080

MCBC Holdings, Inc.(NON)			41,755	1,052,226

				2,327,691
Machinery (8.0%)

Actuant Corp. Class A			13,936	324,012

Astec Industries, Inc.			18,800	1,037,384

ATS Automation Tooling Systems, Inc. (Canada)(NON)			74,171	1,018,423

Briggs & Stratton Corp.			10,700	229,087

Colfax Corp.(NON)			20,600	657,140

Deutz AG (Germany)			100,844	925,552

DMC Global, Inc.			20,391	545,459

EnPro Industries, Inc.			9,900	766,062

Exco Technologies, Ltd. (Canada)			20,820	146,896

Federal Signal Corp.			37,262	820,509

Flowserve Corp.			8,600	372,638

FreightCar America, Inc.			21,690	290,646

Graham Corp.			22,897	490,454

Harsco Corp.(NON)			37,900	782,635

Hyster-Yale Materials Handling, Inc.			4,153	290,419

Kennametal, Inc.			11,900	477,904

NN, Inc.			9,281	222,744

Oshkosh Corp.			9,875	763,041

Spartan Motors, Inc.			23,600	405,920

Timken Co. (The)			9,905	451,668

Titan International, Inc.			61,341	773,510

				11,792,103
Marine (0.3%)

Star Bulk Carriers Corp. (Greece)(NON)(S)			17,800	207,014

Stolt-Nielsen, Ltd. (United Kingdom)			24,631	301,798

				508,812
Media (3.2%)

Central European Media Enterprises, Ltd. Class A, (Czech Republic)(NON)(S)			113,293	475,831

Gray Television, Inc.(NON)			17,900	227,330

Liberty Media Corp.-Liberty Formula One Class C(NON)			28,800	888,480

Lions Gate Entertainment Corp. Class A,(NON)(S)			44,578	1,151,450

Loral Space & Communications, Inc.(NON)			13,694	570,355

Madison Square Garden Co. (The) Class A,(NON)			3,700	909,460

TEGNA, Inc.			41,200	469,268

				4,692,174
Metals and mining (4.8%)

Ampco-Pittsburgh Corp.			23,911	212,808

Carpenter Technology Corp.			20,300	895,636

Cleveland-Cliffs, Inc.(NON)(S)			68,227	474,178

Ferroglobe Representation & Warranty Insurance Trust(NON)			102,740	—

Haynes International, Inc.			19,098	708,727

Hecla Mining Co.			132,600	486,642

IAMGOLD Corp. (Canada)(NON)			141,300	732,630

Major Drilling Group International, Inc. (Canada)(NON)			288,932	1,493,606

McEwen Mining, Inc. (Canada)			80,365	167,159

Olympic Steel, Inc.			3,700	76,679

Pan American Silver Corp. (Canada)			79,400	1,282,310

TimkenSteel Corp.(NON)			29,800	452,662

Universal Stainless & Alloy Products, Inc.(NON)			3,400	93,500

				7,076,537
Multiline retail (0.3%)

Hudson's Bay Co. (Canada)(S)			59,514	412,050

				412,050
Oil, gas, and consumable fuels (5.8%)

Amplify Energy Corp.			19,137	194,623

Bonanza Creek Energy, Inc.(NON)			13,943	386,361

Chaparral Energy, Inc. Class A,(NON)			52,118	925,095

Energen Corp.(NON)			13,209	830,318

Goodrich Petroleum Corp.(NON)			4,925	54,027

Jagged Peak Energy, Inc.(NON)			8,000	104,652

Linn Energy, Inc.(NON)			23,699	910,990

Midstates Petroleum Co., Inc.(NON)			56,869	758,064

Newfield Exploration Co.(NON)			28,000	683,760

Panhandle Oil and Gas, Inc. Class A			29,664	572,515

Penn Virginia Corp.(NON)			28,361	993,769

SandRidge Energy, Inc.(NON)			72,398	1,050,495

Tsakos Energy Navigation, Ltd. (Greece)			70,759	233,505

Vanguard Natural Resources, Inc.(NON)			8,549	79,933

Vermilion Energy, Inc. (Canada)			23,787	766,959

				8,545,066
Personal products (0.2%)

Edgewell Personal Care Co.(NON)(S)			5,164	252,106

				252,106
Pharmaceuticals (0.1%)

Prestige Brands Holdings, Inc.(NON)			6,407	216,044

				216,044
Professional services (—%)

BancTec, Inc. 144A CVR(F)			152,299	—

				—
Real estate management and development (2.0%)

Information Services Corp. (Canada)			6,707	89,958

Kennedy-Wilson Holdings, Inc.			57,800	1,005,720

Realogy Holdings Corp.(S)			42,600	1,162,128

Trinity Place Holdings, Inc.(NON)			15,012	97,578

Williams Scotsman Corp.(NON)			47,687	650,928

				3,006,312
Road and rail (0.6%)

Saia, Inc.(NON)			2,000	150,300

Schneider National, Inc. Class B(S)			27,144	707,373

				857,673
Semiconductors and semiconductor equipment (4.0%)

Advanced Energy Industries, Inc.(NON)			3,900	249,210

Brooks Automation, Inc.			44,759	1,212,074

Cypress Semiconductor Corp.			76,359	1,295,049

FormFactor, Inc.(NON)			35,964	490,909

Lattice Semiconductor Corp.(NON)			107,800	600,446

NeoPhotonics Corp.(NON)			38,800	265,780

Photronics, Inc.(NON)			11,390	93,968

Rambus, Inc.(NON)			44,689	600,173

Ultra Clean Holdings, Inc.(NON)			34,200	658,350

Xcerra Corp.(NON)			12,700	148,184

Xperi Corp.			10,100	213,615

				5,827,758
Software (3.0%)

Avaya Holdings Corp.(NON)			75,800	1,697,920

Datawatch Corp.(NON)			31,703	274,231

Nuance Communications, Inc.(NON)			53,400	841,050

Progress Software Corp.			5,673	224,295

Seachange International, Inc.(NON)			27,832	75,425

TiVo Corp.			58,400	791,320

VASCO Data Security International, Inc.(NON)			36,167	468,363

				4,372,604
Specialty retail (2.0%)

American Eagle Outfitters, Inc.			47,514	946,954

Chico's FAS, Inc.			35,600	321,824

Dick's Sporting Goods, Inc.			18,985	665,424

Francesca's Holdings Corp.(NON)			85,644	411,091

Genesco, Inc.(NON)			3,868	157,041

New York & Co., Inc.(NON)			53,442	180,634

Rent-A-Center, Inc./TX			18,900	163,107

Roots Corp. (Canada)(NON)			18,422	146,564

				2,992,639
Technology hardware, storage, and peripherals (0.1%)

Cray, Inc.(NON)			9,100	188,370

				188,370
Textiles, apparel, and luxury goods (0.5%)

Delta Apparel, Inc.(NON)			13,200	237,864

Perry Ellis International, Inc.(NON)			13,400	345,720

Vera Bradley, Inc.(NON)			17,165	182,121

				765,705
Thrifts and mortgage finance (2.4%)

Bridgewater Bancshares, Inc.(NON)			29,893	390,702

Dime Community Bancshares, Inc.			11,800	217,120

Kearny Financial Corp./MD			15,100	196,300

MGIC Investment Corp.(NON)			12,900	167,700

Nationstar Mortgage Holdings, Inc.(NON)			41,800	750,728

Radian Group, Inc.			71,400	1,359,456

Sterling Bancorp, Inc./MI			7,483	101,095

Territorial Bancorp, Inc.			13,840	410,491

				3,593,592
Trading companies and distributors (0.3%)

BMC Stock Holdings, Inc.(NON)			19,000	371,450

Nexeo Solutions, Inc.(NON)			2,178	23,305

				394,755

Total common stocks (cost $143,615,535)				$140,789,730

INVESTMENT COMPANIES (2.4%)(a)
			Shares	Value

Ares Capital Corp.			11,000	$174,570

Golub Capital BDC, Inc.(S)			30,395	543,767

Hercules Capital, Inc.			24,315	294,212

MVC Capital, Inc.			41,837	415,441

Solar Capital, Ltd.			30,296	615,312

Triangle Capital Corp.(S)			63,400	705,642

TriplePoint Venture Growth BDC Corp.(S)			70,177	838,615

Total investment companies (cost $3,717,620)				$3,587,559

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Credit Suisse International

iShares Russell 2000 ETF (Put)	May-18/$141.00	$33,799,635	$222,615	$291,758

iShares Russell 2000 ETF (Put)	Apr-18/145.00	23,560,524	155,177	136,947

Deutsche Bank AG

iShares Russell 2000 ETF (Put)	Apr-18/148.00	14,581,905	96,041	137,904

Total purchased options outstanding (cost $835,313)				$566,609

SHORT-TERM INVESTMENTS (12.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.89%(AFF)		Shares	14,927,400	$14,927,400

Putnam Short Term Investment Fund 1.82%(AFF)		Shares	2,344,277	2,344,277

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58%(P)		Shares	120,000	120,000

U.S. Treasury Bills 1.471%, 5/10/18(SEGSF)			$132,000	131,773

U.S. Treasury Bills 1.473%, 5/3/18			160,000	159,776

Total short-term investments (cost $17,683,264)				$17,683,226

TOTAL INVESTMENTS

Total investments (cost $165,851,732)				$162,627,124

WRITTEN OPTIONS OUTSTANDING at 3/31/18 (premiums $694,569) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.
AgroFresh Solutions, Inc. (Put)	Apr-18/$7.50	$75,727	$10,303	$4,141

Barclays Bank PLC
Bloomin' Brands, Inc. (Put)	Apr-18/25.00	85,126	3,506	3,751
Carpenter Technology Corp. (Put)	Apr-18/50.00	54,576	1,237	7,278
Cloudera, Inc. (Put)	Apr-18/20.00	78,184	3,623	2,627
Cloudera, Inc. (Put)	Apr-18/17.50	36,233	1,679	305
Energen Corp. (Call)	Apr-18/57.50	64,809	1,031	5,960
Energen Corp. (Call)	Apr-18/60.00	64,809	1,031	3,186
Matson, Inc. (Put)	Apr-18/25.00	135,725	4,739	1,067
Patterson-UTI Energy, Inc. (Put)	Apr-18/19.00	83,032	4,742	7,824
Patterson-UTI Energy, Inc. (Put)	Apr-18/20.00	52,600	3,004	7,562
Patterson-UTI Energy, Inc. (Put)	Apr-18/17.00	74,820	4,273	2,692
TTM Technologies, Inc. (Put)	Apr-18/15.00	44,586	2,916	1,183

Citibank, N.A.
Energen Corp. (Put)	Apr-18/62.50	116,731	1,857	4,067
Foot Locker, Inc. (Put)	Apr-18/43.00	30,876	678	617
Party City Holdco, Inc. (Put)	Apr-18/15.00	237,557	15,228	6,091

Credit Suisse International
Energen Corp. (Put)	Apr-18/60.00	151,744	2,414	1,992
iShares Russell 2000 ETF (Put)	May-18/138.00	33,799,635	222,615	219,405
iShares Russell 2000 ETF (Put)	Apr-18/142.00	23,560,524	155,177	87,362
Spirit Airlines, Inc. (Put)	Apr-18/40.00	73,444	1,944	5,297

Deutsche Bank AG
iShares Russell 2000 ETF (Put)	Apr-18/143.00	14,581,905	96,041	62,762

Goldman Sachs International
Patterson-UTI Energy, Inc. (Call)	Apr-18/18.00	220,626	12,600	6,931

JPMorgan Chase Bank N.A.
Brunswick Corp. (Put)	Apr-18/55.00	419,650	7,066	2,473
Foot Locker, Inc. (Put)	Apr-18/45.00	53,692	1,179	1,792
Genesco, Inc. (Put)	Apr-18/40.00	157,041	3,868	8,510
Regal Beloit Corp. (Put)	Apr-18/75.00	129,683	1,768	4,950

UBS AG
Foot Locker, Inc. (Put)	Apr-18/44.00	178,380	3,917	4,505
Hope Bancorp, Inc. (Put)	Apr-18/17.50	154,215	8,478	2,057
Unit Corp. (Put)	Apr-18/17.50	230,599	11,670	7,002

Total				$473,389

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
CVR	Contingent Value Rights
ETF	Exchange Traded Fund

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2018 through March 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $147,317,973.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$14,244,240	$23,414,569	$22,731,409	$64,888	$14,927,400
	Putnam Short Term Investment Fund**	8,647,763	45,778,346	52,081,832	38,223	2,344,277

	Total Short-term investments	$22,892,003	$69,192,915	$74,813,241	$103,111	$17,271,677
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $14,927,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $14,646,845. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $20,960.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $2,962,112 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to generate additional income for the portfolio, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $96,571 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $20,960 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$22,025,406	$—	$—
Consumer staples	5,025,323	—	—
Energy	12,232,568	294,687	—
Financials	14,860,688	—	—
Health care	3,632,611	—	—
Industrials	29,271,407	1,227,350	—**
Information technology	24,649,707	—
Materials	19,176,032	—	—
Real Estate	8,393,951	—	—
Total common stocks	139,267,693	1,522,037	—
Investment companies	3,587,559	—	—
Purchased options outstanding	—	566,609	—
Short-term investments	2,464,277	15,218,949	—

Totals by level	$145,319,529	$17,307,595	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(473,389)	$—

Totals by level	$—	$(473,389)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$566,609	$473,389

Total	$566,609	$473,389

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$450,000
Written equity option contracts (contract amount)		$550,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 29, 2018